Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of December 31,
	2018	2017
	(in thousands)
Government institutions	$51	$55
Prepaid expenses	167	100
	$218	$155